UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07238
SunAmerica Series Trust
(Exact name of registrant as specified in charter)
1 SunAmerica Center
Los Angeles, CA 90067-6022
John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments
This filing is on behalf of four of the thirty-five Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST
AMERICAN FUNDS GROWTH SAST PORTFOLIO
Portfolio of Investments — September 30, 2008
(unaudited)

		Market
		Value
	Shares	(Note 1)

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	2,786,571	$127,987,203
TOTAL INVESTMENTS
(cost $174,545,762)@	100.1%	127,987,203
Liabilities in excess of other assets	(0.1)	(93,969)

NET ASSETS	100.0%	$127,893,234

@	See Note 2 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO
Portfolio of Investments — September 30, 2008
(unaudited)

		Market
		Value
	Shares	(Note 1)

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	5,720,330	$102,451,103
TOTAL INVESTMENTS
(cost $132,135,967)@	100.1%	102,451,103
Liabilities in excess of other assets	(0.1)	(75,105)

NET ASSETS	100.0%	$102,375,998

@	See Note 2 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO
Portfolio of Investments — September 30, 2008
(unaudited)

		Market
		Value
	Shares	(Note 1)

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	4,213,245	$133,812,655
TOTAL INVESTMENTS
(cost $170,856,888)@	100.1%	133,812,655
Liabilities in excess of other assets	(0.1)	(96,763)

NET ASSETS	100.0%	$133,715,892

@	See Note 2 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO
Portfolio of Investments — September 30, 2008
(unaudited)

		Market
		Value
	Shares	(Note 1)

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	2,303,086	$34,477,191
TOTAL INVESTMENTS
(cost $41,075,690)@	100.1%	34,477,191
Liabilities in excess of other assets	(0.1)	(46,889)

NET ASSETS	100.0%	$34,430,302

@	See Note 2 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2008 – (unaudited)
Note 1. Security Valuation
The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.
Master Funds
Each Master Fund is a series of American Funds. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research’’) are valued, and the NAV per share for each share class are determined, as follows:
Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.
Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolios’ net assets as of September 30, 2008:

	American Funds		American Funds
	Growth SAST Portfolio		Global Growth SAST Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$127,987,203	$—	$102,451,103	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$127,987,203	$—	$102,451,103	$—

	American Funds		American Funds
	Growth-Income SAST Portfolio		Asset Allocation SAST Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$133,812,655	$—	$34,477,191	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$133,812,655	$—	$34,477,191	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Note 2. Federal Income Taxes
The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	For the period ended September 30, 2008
	Aggregate	Aggregate
	Unrealized	Unrealized	Gain / (Loss)	Cost of
	Gain	Loss	Net	Investments
American Funds Growth SAST	$—	$(46,558,569)	$(46,558,569)	$174,545,772
American Funds Global Growth SAST	—	(29,684,864)	(29,684,864)	132,135,967
American Funds Growth-Income SAST	—	(37,044,233)	(37,044,233)	170,856,888
American Funds Asset Allocation SAST	—	(6,598,499)	(6,598,499)	41,075,690

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semi-Annual report which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
SunAmerica Series Trust has four feeder funds which invest exclusively in Class 1 Shares of the American Funds Insurance Series® — Growth Fund, Global Growth Fund, Growth-Income Fund, and Asset Allocation Fund. Form N-Q for the period ended September 30, 2008 for the American Funds Insurance Series® was filed under CIK number 0000729528, file # 811-03857 on November 28, 2008.

Item 2. Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.
(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270-30a-3(d))) that occurred during the registrant’s last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: November 28, 2008
     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: November 28, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: November 28, 2008